Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 186,610	$ 186,610
Accumulated amortization	(107,820)	(98,964)
Net carrying amount	78,790	87,646
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(101,023)	(92,167)
Net carrying amount	78,790	87,646
Conventional Tankers [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,797	6,797
Accumulated amortization	$ (6,797)	$ (6,797)